Capital Management (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	January 31, 2025	October 31, 2024
CET1 Capital	$59,197	$57,054
Tier 1 Capital	66,849	64,735
Total Capital	76,340	73,911
TLAC	129,375	123,288
Risk-Weighted Assets	433,944	420,838
Leverage Exposures	1,529,299	1,484,962
CET1 Ratio	13.6%	13.6%
Tier 1 Capital Ratio	15.4%	15.4%
Total Capital Ratio	17.6%	17.6%
TLAC Ratio	29.8%	29.3%
Leverage Ratio	4.4%	4.4%
TLAC Leverage Ratio	8.5%	8.3%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.